Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Apr. 30, 2019	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jul. 25, 2018
Disclosure Of Business Combinations [Line Items]
Acquisition related costs		$ 18,120	$ 15,020	$ 10,308	$ 7,627	$ 65,793	$ 40,273	$ 38,072	$ 41,263	$ 51,075	$ 185,401	$ 133,295
Revenue		$ 79,221	$ 56,806	$ 21,052	$ 6,361	$ 104,946	$ 146,889	$ 117,957	$ 141,737	163,440	511,529	486,011
Profit (loss) for the year										$ (56,042)	(447,517)	(167,883)
Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired													100.00%
Revenue from acquiree												4,208
Profit or loss from acquiree												(1,953)
Consolidated revenue												487,512
Consolidated loss												169,508
Compensation cost											3,451	1,844
Acquisition related costs												$ 46
Fair value of acquired current assets													$ 645
Total purchase price													11,942
Cash consideration													$ 11,942
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	51.00%
Revenue from acquiree											3,715
Profit or loss from acquiree											539
Acquisition related costs											71
Fair value of acquired current assets	$ 3,199
Total purchase price	14,699
Revenue											511,830
Profit (loss) for the year											$ 447,472
Total purchase price of acquisition net	14,630
Cash consideration	69
Estimation additional cash consideration	$ 14,550
Number of tranches	three equal tranches
Earn-out period	3 years
Earn-out year end	2022
Extended earn-out period	1 year
Amended earn-out year end	2023